CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 881,862	$ 829,620	$ 3,598,484	$ 3,373,387	$ 2,960,896
Cost of revenue			2,513,857	2,287,662	1,944,050
Selling, general and administrative			510,075	626,153	557,077
Impairment and related charges			81,112	0	0
Operating income	134,600	55,961	493,440	459,572	459,769
Other (expense) income:
Interest expense, net			(153,925)	(158,251)	(173,298)
Loss on extinguishment of debt			(1,012)	(3,683)	(38,783)
Joint venture equity income			2,580	2,780	14,842
Other, net			36,530	27,617	91,377
Total other expense, net			(115,827)	(131,537)	(105,862)
Income from continuing operations before income taxes			377,613	328,035	353,907
Provision for income taxes			128,037	86,645	119,352
Income from continuing operations	83,181	31,020	249,576	241,390	234,555
(Loss) income from discontinued operations, net of tax	296	(5,309)	(1,932)	5,549	314,408
Net income	83,477	25,711	247,644	246,939	548,963
Net income attributable to noncontrolling interests			5,113	4,377	3,481
Net income attributable to common stockholders	$ 82,090	$ 24,561	$ 242,531	$ 242,562	$ 545,482
Basic net income per share attributable to common stockholders:
Income from continuing operations (in dollars per share)			$ 0.88	$ 0.85	$ 0.85
(Loss) income from discontinued operations (in dollars per share)			(0.01)	0.02	1.15
Net income per common share (in dollars per share)	$ 0.30	$ 0.09	0.87	0.87	2.00
Diluted net income per share attributable to common stockholders:
Income from continuing operations (in dollars per share)			0.88	0.84	0.83
(Loss) income from discontinued operations (in dollars per share)			(0.01)	0.02	1.12
Net income per common share (in dollars per share)	0.30	0.09	$ 0.87	$ 0.86	$ 1.95
Weighted-average common shares outstanding:
Basic (in shares)			276,893	277,546	273,139
Diluted (in shares)			278,320	282,752	280,067
Dividend per common share (in dollars per share)	$ 0.56	$ 0.52	$ 0.56	$ 0.52	$ 0.36